CIK 1340736

[redacted]

Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

06062177

CERTNYS

1-32708

RECD S.E.C.
NOV 2 2 2006
1086

November 22, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for isting and registration under the Exchange Act of 1933, EATON VANCE TAX-MANAGED DIVERSIFIED EQUITY INCOME FUND, Common Shares of Beneficial Interest, $0.01 Par Value Per Share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A/A (Amendment No. 1) received on November 22, 2006. Tentative listing date – November 28, 2006.

Sincerely,

Paras Madho

PROCESSED
NOV 2 9 2006
THOMSON
FINANCIAL